SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Continuity of share options
Expiry Date	Exercise Price	January 1, 2019	Granted	Exercised	Cancelled	June 30, 2019

February 14, 2027	US$0.006	-	10,000,000	-	-	10,000,000